UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



   /s/ Ronald Sadoff        Milwaukee, Wisconsin    October 16, 2000
_________________________   ____________________   __________________
      (Signature)               (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               46

Form 13F Information Table Value Total:     $210,098,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

                                                  RONALD SADOFF'S MAJOR TRENDS
                                                           FORM 13F
                                                      September 30, 2000



                                                                                                     Voting Authority
                          Title of            Value      Shares/   Sh/   Put/   Invstmt  Other
Name of Issuer             Class    CUSIP    (x$1000)    Prn Amt   Prn   Call   Dscretn   Mgr.     Sole   Shared   None

ALASKA AIR GROUP INC.       COM   011659109       853     35,550   SH            Sole             35,550
AMERICAN EXPRESS CO.        COM   025816109    25,649    422,209   SH            Sole            422,209
AMERICAN INTL GROUP         COM   026874107    10,465    109,364   SH            Sole            109,364
APPLE PUTER                 COM   037833100     9,433    366,330   SH            Sole            366,330
AXA FINANCIAL INC.          COM   002451102     4,929     96,762   SH            Sole             96,762
BEAR STEARNS COS INC.       COM   073902108       905     14,365   SH            Sole             14,365
BELLSOUTH CORP.             COM   079860102       215      5,336   SH            Sole              5,336
BIOGEN                      COM   090597105       641     10,500   SH            Sole             10,500
CITIGROUP                   COM   172967101    19,088    353,070   SH            Sole            353,070
DOW JONES                   COM   260561105     5,197     85,908   SH            Sole             85,908
ENZO BIOCHEM                COM   294100102       446      9,200   SH            Sole              9,200
EXXON CORP.                 COM   30231G102       424      4,756   SH            Sole              4,756
FANNIE MAE                  COM   313586109    17,418    243,605   SH            Sole            243,605
FIRST SEC CORP. DEL         COM   336294103       341     20,900   SH            Sole             20,900
FISERV INC.                 COM   337738108       237      3,950   SH            Sole              3,950
FORD MOTOR CO.              COM   345370860       557     22,000   SH            Sole             22,000
FREDDIE MAC                 COM   313400301    17,621    325,942   SH            Sole            325,942
GANNETT INC.                COM   364730101    10,692    201,740   SH            Sole            201,740
GENENTECH                   COM   368710406     2,354     12,675   SH            Sole             12,675
GENERAL MTRS CORP.          COM   370442105     9,157    140,882   SH            Sole            140,882
GENEVA STEEL CO. CL A BB    COM   372252106         1     10,000   SH            Sole             10,000
GOLDMAN SACHS               COM   38141G104     1,077      9,450   SH            Sole              9,450
GREAT ATLANTIC              COM   390064103     1,782    161,100   SH            Sole            161,100


INTERNATIONAL BUS MACH      COM   459200101    11,972    106,420   SH            Sole            106,420
KNIGHT RIDDER INC.          COM   499040103     2,688     52,905   SH            Sole             52,905
KOHLS CORP.                 COM   500255104       288      5,000   SH            Sole              5,000
KROGER                      COM   501044101       727     32,200   SH            Sole             32,200
MANITOWOC INC.              COM   563571108       244     12,675   SH            Sole             12,675
MAYTAG                      COM   578592107     1,166     37,550   SH            Sole             37,550
MEDIA GENERAL               COM   584404107     4,599    106,956   SH            Sole            106,956
MERRILL LYNCH & CO INC.     COM   590188108     3,656     55,400   SH            Sole             55,400
MORGAN STAN DEAN WITTR NEW  COM   617446448     3,890     42,538   SH            Sole             42,538
NAVISTAR                    COM   63934E108     2,602     86,900   SH            Sole             86,900
NEW YORK TIMES CO CL A      COM   650111107    10,434    265,406   SH            Sole            265,406
PAINE WEBBER GROUP INC.     COM   695629105       593      8,707   SH            Sole              8,707
PFIZER INC.                 COM   717081103       261      5,800   SH            Sole              5,800
PHARMOS CORP.               COM   717139208        49     15,000   SH            Sole             15,000
SAFEWAY INC.  NEW           COM   786514208     3,539     75,803   SH            Sole             75,803
SBC MUN INC.                COM   78387G103       227      4,539   SH            Sole              4,539
SCHWAB CHARLES CP NEW       COM   808513105     2,575     72,536   SH            Sole             72,536
SOUTHWEST AIRLS CO.         COM   844741108     2,800    115,466   SH            Sole            115,466
TRIBUNE CO. NEW             COM   896047107     6,935    158,967   SH            Sole            158,967
UNISYS                      COM   909214108     1,465    130,200   SH            Sole            130,200
VERIZON COMMUNICATIONS      COM   92343V104       381      7,859   SH            Sole              7,859
WASHINGTON POST             COM   939640108     9,217     17,460   SH            Sole             17,460
WEIS MKTS INC.              COM   948849104       310      7,800   SH            Sole              7,800

REPORT SUMMARY               46               210,098
